Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost:
Cost, Beginning balance	$ 505,115,746
Additions	11,764,817
Transfers from capital work in progress
Cost, Ending balance	516,880,563	$ 505,115,746
Accumulated Depreciation:
Accumulated depreciation, Beginning balance	55,662,504
Charge for the year	13,592,091	13,566,700
Accumulated depreciation, Ending balance	69,254,595	55,662,504
Net Book Value	447,625,968	449,453,242
Buildings [member]
Cost:
Cost, Beginning balance	30,966,603
Additions
Transfers from capital work in progress
Cost, Ending balance	30,966,603	30,966,603
Accumulated Depreciation:
Accumulated depreciation, Beginning balance	7,067,282
Charge for the year	1,238,664
Accumulated depreciation, Ending balance	8,305,946	7,067,282
Net Book Value	22,660,657	23,899,321
Installations [Member]
Cost:
Cost, Beginning balance	179,536,861
Additions
Transfers from capital work in progress
Cost, Ending balance	179,536,861	179,536,861
Accumulated Depreciation:
Accumulated depreciation, Beginning balance	27,444,202
Charge for the year	7,578,442
Accumulated depreciation, Ending balance	35,022,644	27,444,202
Net Book Value	144,514,217	152,092,659
Other Equipments [Member]
Cost:
Cost, Beginning balance	1,609,865
Additions	24,880
Transfers from capital work in progress
Cost, Ending balance	1,634,745	1,609,865
Accumulated Depreciation:
Accumulated depreciation, Beginning balance	894,781
Charge for the year	234,898
Accumulated depreciation, Ending balance	1,129,679	894,781
Net Book Value	505,066	715,084
Tanks [Member]
Cost:
Cost, Beginning balance	155,041,198
Additions	1,156,381
Transfers from capital work in progress	1,162,735
Cost, Ending balance	157,360,314	155,041,198
Accumulated Depreciation:
Accumulated depreciation, Beginning balance	12,653,981
Charge for the year	3,120,254
Accumulated depreciation, Ending balance	15,774,235	12,653,981
Net Book Value	141,586,079	142,387,217
Capital Work in Progress [Member]
Cost:
Cost, Beginning balance	52,971,792
Additions	10,583,556
Transfers from capital work in progress	(1,162,735)
Cost, Ending balance	62,392,613	52,971,792
Accumulated Depreciation:
Accumulated depreciation, Beginning balance
Charge for the year
Accumulated depreciation, Ending balance
Net Book Value	62,392,613	52,971,792
Right of use Assets [Member]
Cost:
Cost, Beginning balance	84,989,427
Additions
Transfers from capital work in progress
Cost, Ending balance	84,989,427	84,989,427
Accumulated Depreciation:
Accumulated depreciation, Beginning balance	7,602,258
Charge for the year	1,419,833
Accumulated depreciation, Ending balance	9,022,091	7,602,258
Net Book Value	$ 75,967,336	$ 77,387,169